21 Loans and Financing (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Description of securites term	The term of these securities ranges from 4 to 51 months from the end of the reporting period.
National Treasury Department (STN - Secretaria do Tesouro Nacional) [member]
Disclosure of detailed information about borrowings [line items]
Description of securites term	2024.04.11
National Treasury Department (STN - Secretaria do Tesouro Nacional) [member] | Par Bonds [member] | Collateral [member]
Disclosure of detailed information about borrowings [line items]
Cash deposits	R$ 78,764	R$ 57,968
National Treasury Department (STN - Secretaria do Tesouro Nacional) [member] | Discount Bonds [member] | Collateral [member]
Disclosure of detailed information about borrowings [line items]
Cash deposits	R$ 54,757	R$ 40,465